LOANS - LOANS PAST DUE AND AGING OF LOANS PAST DUE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Recorded investment in past due loans by class of loans
Nonaccrual	$ 1,323	$ 2,978
Aging of recorded investment in past due loans by class of loans
Past Due	1,642	2,055
Loans Not Past Due	113,632	113,070
Total	115,274	115,125
30-59 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	1,148	539
60-89 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	159	349
Greater than 90 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	335	1,167
One-to-four-family
Recorded investment in past due loans by class of loans
Nonaccrual	968	1,886
Aging of recorded investment in past due loans by class of loans
Past Due	1,322	1,303
Loans Not Past Due	98,805	95,911
Total	100,127	97,214
One-to-four-family | 30-59 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	833	245
One-to-four-family | 60-89 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	159	305
One-to-four-family | Greater than 90 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	330	753
Multi-family and commercial
Recorded investment in past due loans by class of loans
Nonaccrual	350	900
Aging of recorded investment in past due loans by class of loans
Past Due	297	585
Loans Not Past Due	8,366	8,908
Total	8,663	9,493
Multi-family and commercial | 30-59 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	297	206
Multi-family and commercial | Greater than 90 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due		379
Home equity
Recorded investment in past due loans by class of loans
Nonaccrual	5	192
Aging of recorded investment in past due loans by class of loans
Past Due	23	167
Loans Not Past Due	6,385	7,902
Total	6,408	8,069
Home equity | 30-59 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	18	88
Home equity | 60-89 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due		44
Home equity | Greater than 90 Days Past Due
Aging of recorded investment in past due loans by class of loans
Past Due	5	35
Consumer and other
Aging of recorded investment in past due loans by class of loans
Loans Not Past Due	76	349
Total	$ 76	$ 349